Accrued Loss Reserves (Detail) - USD ($) $ in Thousands	May 31, 2018	May 31, 2017
Schedule of Accrued Liabilities [Line Items]
Accrued losses	$ 22,132	$ 31,735
Accrued Loss Reserves - Noncurrent	37,106	33,417
Accrued product liability reserves
Schedule of Accrued Liabilities [Line Items]
Accrued losses	12,900	14,932
Accrued Loss Reserves - Noncurrent	29,902	28,222
Accrued warranty reserves
Schedule of Accrued Liabilities [Line Items]
Accrued losses	8,088	15,701
Accrued Loss Reserves - Noncurrent	3,633	3,448
Accrued environmental reserves
Schedule of Accrued Liabilities [Line Items]
Accrued losses	1,144	1,102
Accrued Loss Reserves - Noncurrent	$ 3,571	$ 1,747